Related party transactions with affiliated company - Additional Information (Detail) (USD $)	12 Months Ended		0 Months Ended		3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 05, 2014	Apr. 10, 2014	Jun. 30, 2014	Sep. 30, 2011	Mar. 31, 2013	Dec. 31, 2006
Related Party Transaction [Line Items]
Related Party Transaction Other Changes	$ 4,529,000	$ (5,645,000)
Related Party Deposit Liabilities	24,000,000	20,000,000
Financing Receivable Allowance For Credit Losses Write Offs	(372,088,000)	(485,148,000)
Prlp2011 Holdings Llc Joint Venture [Member]
Related Party Transaction [Line Items]
Equity Method Investment Ownership Percentage	24.90%					24.90%
PR Asset Portfolio 2013-1 International, LLC [Member]
Related Party Transaction [Line Items]
Equity Method Investment Ownership Percentage	24.90%						24.90%
Donations [Member]
Related Party Transaction [Line Items]
Related Party Transaction Expenses From Transactions With Related Party	700,000	700,000
Related Party Residencial Mortgage Loan Director [Member]
Related Party Transaction [Line Items]
Loans and Leases Receivable, Related Parties	900,000							800,000
Related Party With Secretary Of The Board Of Directors Of Popular [Member]
Related Party Transaction [Line Items]
Professional fees	700,000	1,100,000
Related Party With Corporation Executive Vice President Chief Legal Officer [Member]
Related Party Transaction [Line Items]
Professional fees	3,800,000
Lease Income From Related Party	700,000
Trustee Fees	100,000
Related Party With Corporation Executive Vice President Chief Legal Officer [Member] | Commercial Loans [Member]
Related Party Transaction [Line Items]
Professional fees	600,000
Related Party With Executive Vice President [Member] | Secured With Undeveloped Land [Member]
Related Party Transaction [Line Items]
Equity Method Investment Ownership Percentage	33.00%
Loans and Leases Receivable, Related Parties	400,000
Related Party With Executive Vice President [Member] | Payable From The Proceeds Of Sale Of Residential Units [Member]
Related Party Transaction [Line Items]
Equity Method Investment Ownership Percentage	50.00%
Loans and Leases Receivable, Related Parties	100,000
Related Party With Executive Vice President [Member] | Commercial Loans [Member]
Related Party Transaction [Line Items]
Loans and Leases Receivable, Related Parties	700,000
Financing Receivable Allowance For Credit Losses Write Offs	400,000
Book Value	300,000
Related Party With Shareholder Of Corporation [Member]
Related Party Transaction [Line Items]
Aggregate Price Parcel Of Land Sold				2,700,000	5,300,000
Parcel Of Land				2
Real Estate Properties Sold To Affiliates			5
Payments From Real Estate Properties Sold To Affiliates			16,700,000
E V E R T E C Inc [Member]
Related Party Transaction [Line Items]
Equity Method Investment Ownership Percentage	14.96%
Equity method investments, distributions	4,700,000	4,400,000
E V E R T E C Inc [Member] | Deposits Member | Scenario Actual Member
Related Party Transaction [Line Items]
Related Party Deposit Liabilities	(15,481,000)	(14,289,000)
Westernbank Acquisition Loan Related [Member]
Related Party Transaction [Line Items]
Related Party Transaction Other Changes	25,000,000
Performance Guarantee [Member] | E V E R T E C Inc [Member]
Related Party Transaction [Line Items]
Guarantee Obligations Term	5-year period
Financial Standby Letter Of Credit Member
Related Party Transaction [Line Items]
Guarantee Obligations Current Carrying Value	400,000	400,000
Financial Standby Letter Of Credit Member | E V E R T E C Inc [Member]
Related Party Transaction [Line Items]
Guarantee Obligations Current Carrying Value	$ 3,600,000	$ 3,600,000